PGIM Jennison Focused Mid-Cap ETF Average Annual Total Returns		12 Months Ended	25 Months Ended		37 Months Ended
	Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	[1],[4]
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88% [1]	23.06%	[2],[3]	19.99%
Russell Midcap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	16.49%	[2]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		7.41%	11.65%
Performance Inception Date	Dec. 14, 2023
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.24%	11.46%
Performance Inception Date	Dec. 14, 2023
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.49%	8.99%
Performance Inception Date	Dec. 14, 2023

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[3]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.